SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) € in Millions, ₩ in Millions, ¥ in Millions, AUD in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 AUD	Dec. 31, 2015 JPY (¥)	Dec. 31, 2015 KRW (₩)
Significant Accounting Policies [Line Items]
Cash and cash equivalents, maturity period	90 days
Interest costs incurred	$ 69,900,000	$ 19,200,000	$ 16,600,000
Interest costs capitalized	$ 3,000,000	1,100,000
Land use rights, weighted-Average Amortization years	50 years
Impairment loss on long-term investments	$ 0	0	$ 0
Impairment charge of long-lived assets		2,400,000
Impairment of softwares and other intangible assets		800,000
Impairment charge of remaining long-lived assets	0	$ 0	0
Number of VIEs not subject to consolidation | item		2
Variable interest entities carrying value		$ 33,600,000
Advertising expenses	$ 1,900,000	2,500,000	1,600,000
Description of product warranty
Based on the above considerations and management's ability and intention to provide repairs, replacements or refunds for defective products, the management accrued warranty costs for the Q CELLS Group for the 25 years of warranty period based on 0.5% of the production costs of PV modules in years ended December 31, 2013, 2014 and 2015. The SolarOne Group accrues for warranty costs for the two to 12-year warranty against technical defects based on 1% of revenue for PV modules and no warranty cost accrual has been recorded for the 10-year or 20 to 25-year warranties for decline from initial power generation capacity because the SolarOne Group determined the likelihood of claims arising from these warranties to be remote based on internal and external testing of the PV modules and strong quality control procedures in the production process.The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage that is separately priced or optional.

Government subsidies as offset to its operating expenses	$ 800,000	$ 2,500,000	1,200,000
Long Term Payable	800,000
Rent Expense	3,000,000	$ 1,500,000	900,000
Capital leases	$ 0	$ 0	$ 0
Concentration of major top five suppliers as a percentage of total advance to suppliers	48.60%	79.90%
Percentage of revenue from top five major customer	35.30%	60.80%	50.00%
Percentage of purchases from five largest suppliers	42.40%	60.50%	69.20%
Accounts Receivable [Member] | Four Customers [Member]
Significant Accounting Policies [Line Items]
Long-Lived Assets	33.00%	73.40%
PRC [Member]
Significant Accounting Policies [Line Items]
Cash and bank deposits	$ 46,700,000
Percentage of cash and cash equivalent to cash and bank deposits	23.40%			23.40%	23.40%	23.40%	23.40%
Germany [Member]
Significant Accounting Policies [Line Items]
Cash and bank deposits	$ 38,900,000
Percentage of cash and cash equivalent to cash and bank deposits	19.50%			19.50%	19.50%	19.50%	19.50%
Malaysia [Member]
Significant Accounting Policies [Line Items]
Cash and bank deposits	$ 34,900,000
Percentage of cash and cash equivalent to cash and bank deposits	17.50%			17.50%	17.50%	17.50%	17.50%
Q CELLS [Member]
Significant Accounting Policies [Line Items]
Insurance covers percentage of loss in event of default by customer	90.00%
Description of product warranty
Q CELLS Group provides the following warranties on its products to its customers: a 12 year product warranty in which the Company warrants that its modules will not show any material defects or workmanship defects for a period of twelve years after initial purchase (invoice date). A 25 year performance warranty in which the Company warrants that 1) its modules will produce a minimum power output of at least 97% specified in the data sheet in the first year and performance degradation will be no more than 0.6% per year for the next 25 years, resulting in an output no less than 83% of the stated output 25 years after the invoice date.

Product Warranty accruals based production costs of PV modules		0.50%	0.50%
Loans Receivable [Member]
Significant Accounting Policies [Line Items]
Variable interest entities carrying value		$ 9,100,000
Loans Receivable [Member] | Prior Year [Member]
Significant Accounting Policies [Line Items]
Variable interest entities carrying value		300,000
Direct material and labor input and those general and administrative expenses allocable to the projects [Member]
Significant Accounting Policies [Line Items]
Variable interest entities carrying value		24,200,000
Not designated as hedging instrument [Member]
Significant Accounting Policies [Line Items]
Outstanding cross-currency exchange rate contracts, not designated as hedging instruments	$ 3,432,000,000	$ 9,200,000		€ 20.0	AUD 32.5	¥ 6,700	₩ 35,348.6
Interest Rate Swap [Member]
Significant Accounting Policies [Line Items]
Outstanding cross-currency exchange rate contracts, not designated as hedging instruments	$ 38,000,000
Term of Product Warranty 1 [Member] | Q CELLS [Member]
Significant Accounting Policies [Line Items]
Warranty Period	12 years
Term of Product Warranty 1 [Member] | Minimum [Member] | SolarOne Group [Member]
Significant Accounting Policies [Line Items]
Warranty Period	2 years
Term of Product Warranty 1 [Member] | Maximum [Member] | SolarOne Group [Member]
Significant Accounting Policies [Line Items]
Warranty Period	5 years
Term of Product Warranty 2 [Member] | SolarOne Group [Member]
Significant Accounting Policies [Line Items]
Warranty Period	10 years
Term of Product Warranty 2 [Member] | Q CELLS [Member]
Significant Accounting Policies [Line Items]
Warranty Period	25 years
Term of Product Warranty 3 [Member] | Minimum [Member] | SolarOne Group [Member]
Significant Accounting Policies [Line Items]
Warranty Period	20 years
Term of Product Warranty 3 [Member] | Maximum [Member] | SolarOne Group [Member]
Significant Accounting Policies [Line Items]
Warranty Period	25 years
Term of Product Warranty 4 [Member] | SolarOne Group [Member]
Significant Accounting Policies [Line Items]
Warranty Period	12 years
Term of Product Warranty 5 [Member] | SolarOne Group [Member]
Significant Accounting Policies [Line Items]
Warranty Period	25 years
Term of Product Warranty 6 [Member] | SolarOne Group [Member]
Significant Accounting Policies [Line Items]
Warranty Period	1 year
Term of Product Warranty 7 [Member] | SolarOne Group [Member]
Significant Accounting Policies [Line Items]
Warranty Period	25 years